Accrued liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued loan interest and loan fees	$ 8,139	$ 3,355
Accrued operating expenses	4,746	4,076
Accrued capitalized expenses	1,246	371
Accrued voyage expenses and commissions	2,003	2,472
Accrued general and administrative expenses	1,342	1,121
Total	$ 17,476	$ 11,395